Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) $ in Thousands	11 Months Ended
Dec. 31, 2020 USD ($)
Total Hyzon Motors Inc. stockholders' Equity (Deficit) [Member]
Issuance costs	$ 1,024